DERIVATIVE LIABILITY (Narrative) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015
Derivative Liability 1		10.00%
Derivative Liability 2		247
Derivative Liability 3		10.00%
Derivative Liability 4		$ 247,171
Derivative Liability 5		46,456
Derivative Liability 6		10,212
Derivative Liability 7		$ 56,098
Derivative Liability 8		17,333,329
Derivative Liability 9		8,666,665
Derivative Liability 10		$ 2,599,999
Derivative Liability 11		$ 0.15
Derivative Liability 12		$ 0.15
Derivative Liability 13		$ 0.10
Derivative Liability 14		$ 0.125
Derivative Liability 15		$ 0.125
Derivative Liability 16		$ 167,384
Derivative Liability 17		9,829,455
Derivative Liability 18		$ 0.10
Derivative Liability 19		$ 982,945
Derivative Liability 20		8,666,664
Derivative Liability 21		$ 168,273
Derivative Liability 22		5.50%
Derivative Liability 23		953,333
Derivative Liability 24		$ 0.1875
Derivative Liability 25		$ 194,940
Derivative Liability 26		0
Derivative Liability 27		209,320
Derivative Liability 28		$ 128,668
Derivative Liability 1	10.00%
Derivative Liability 2	247
Derivative Liability 3	10.00%
Derivative Liability 4	$ 247,171
Derivative Liability 5	46,456
Derivative Liability 6	10,212
Derivative Liability 7	$ 56,098
Derivative Liability 8	17,333,329
Derivative Liability 9	8,666,665
Derivative Liability 10	$ 2,599,999
Derivative Liability 11	$ 0.15
Derivative Liability 12	$ 0.15
Derivative Liability 13	$ 0.10
Derivative Liability 14	$ 0.125
Derivative Liability 15	$ 0.125
Derivative Liability 16	$ 167,384
Derivative Liability 17	9,829,455
Derivative Liability 18	$ 0.10
Derivative Liability 19	$ 982,945
Derivative Liability 20	8,666,664
Derivative Liability 21	$ 168,273
Derivative Liability 22	5.50%
Derivative Liability 23	953,333
Derivative Liability 24	$ 0.1875
Derivative Liability 25	$ 0.07
Derivative Liability 26	194,940
Derivative Liability 27	0
Derivative Liability 28	237,602
Derivative Liability 29	$ 0